CONVERTIBLE NOTES PAYABLE (Details Narrative)			9 Months Ended		12 Months Ended
	Apr. 04, 2024 USD ($) d	Dec. 26, 2023	Sep. 30, 2024 USD ($) d $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) d $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Interest rate					5.00%
Initial consideration obtained			$ 279,400	$ 21,000	$ 28,000	$ 101,241
Trading days | d			10		10
Derivative debt discount					$ 28,000
Day 1 loss on derivative			$ 48,249	1,406	2,935
Interest and debt expense			19,988	9,275	12,769	12,072
Unamortized debt discount					9,930	0
Issuance of convertible notes			290,079	21,000
Maturity date		Apr. 18, 2024
Original issue discount value			130,506		18,070
Amortization debt discount			189,713	3,500	11,026
Convertible notes payable			453,979		163,900	135,900
Accrued interest			$ 86,613		$ 60,669	34,872
Two Investors [Member]
Interest rate					7.00%
Debt, conversion ratio					25
Convertible promissory note					$ 28,000
Convertible Notes Payable [Member]
Interest rate	10.00%		8.00%		8.00%
Conversion price | $ / shares			$ 0.50		$ 0.50
Debt, conversion ratio	55				25
Convertible debt						100,000
Initial consideration obtained			$ 98,700			101,241
Repayments of convertible debt						$ 101,241
Shares issued | shares						101,241
Convertible promissory note	$ 100,000		30,000		$ 30,000
Trading days | d	20
Unamortized debt discount			$ 130,506		$ 18,070
Original issue discount percentage	10.00%		10.00%
Maturity date	Oct. 03, 2024		Sep. 30, 2021		Sep. 30, 2021
Original issue discount value	$ 10,679
Amortization debt discount			$ 165,809	$ 3,500
Convertible notes payable			30,000		$ 30,000	$ 30,000
Accrued interest			66,322		46,335
Convertible Notes Payable [Member] | Common Stock [Member]
Conversion price | $ / shares						$ 1
Initial Convertible Notes Payable [Member]
Convertible promissory note			109,379
Seven (7) Convertible Notes Payable [Member]
Convertible promissory note			$ 180,700
Six Convertible Notes Payable [Member]
Interest rate term			12 months
Ten (10) and Eight (8) Convertible Notes Payable [Member]
Debt default long term debt amount			$ 156,900		$ 135,000
Minimum [Member] | Convertible Notes Payable [Member]
Interest rate term			5 months		1 year
Interest rate			7.00%		7.00%
Debt, conversion ratio			25
Minimum [Member] | Seven (7) Convertible Notes Payable [Member]
Interest rate			10.00%
Debt, conversion ratio			25
Maximum [Member] | Convertible Notes Payable [Member]
Interest rate term			1 year		2 years
Interest rate			10.00%		10.00%
Debt, conversion ratio			45
Maximum [Member] | Seven (7) Convertible Notes Payable [Member]
Interest rate			20.00%
Debt, conversion ratio			45